Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Foreign currency exchange gains (losses)	¥ 2,628	¥ (1,992)	¥ 9,130
Change in estimates of net income (loss)			10,785
Increase in basic and diluted net income attributable to Canon Inc.			¥ 9.19
Advertising expenses	79,765	86,398	83,134
Shipping and handling cost	49,576	47,460	38,499
Customer Relationships
Significant Accounting Policies [Line Items]
Intangible assets, useful life	5 years
Minimum
Significant Accounting Policies [Line Items]
Benefits from tax positions	50.00%
Minimum | Computer software, intangible asset
Significant Accounting Policies [Line Items]
Intangible assets, useful life	3 years
Minimum | License Fees
Significant Accounting Policies [Line Items]
Intangible assets, useful life	5 years
Minimum | Patented Technology
Significant Accounting Policies [Line Items]
Intangible assets, useful life	8 years
Minimum | Building
Significant Accounting Policies [Line Items]
Depreciation period	3 years
Minimum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Depreciation period	1 year
Minimum | Assets Leased to Others
Significant Accounting Policies [Line Items]
Depreciation period	2 years
Maximum | Computer software, intangible asset
Significant Accounting Policies [Line Items]
Intangible assets, useful life	5 years
Maximum | License Fees
Significant Accounting Policies [Line Items]
Intangible assets, useful life	10 years
Maximum | Patented Technology
Significant Accounting Policies [Line Items]
Intangible assets, useful life	16 years
Maximum | Building
Significant Accounting Policies [Line Items]
Depreciation period	60 years
Maximum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Depreciation period	20 years
Maximum | Assets Leased to Others
Significant Accounting Policies [Line Items]
Depreciation period	5 years
Available-for-sale Securities
Significant Accounting Policies [Line Items]
Cash equivalents	¥ 139,240	¥ 183,078
Available-for-sale Securities | Maximum
Significant Accounting Policies [Line Items]
Cash equivalents, maturity period	3 months	3 months
Consolidated Net Sales | Office Business Unit
Significant Accounting Policies [Line Items]
Net sales Percentage	55.80%	53.60%	50.50%
Consolidated Net Sales | Imaging System Business Unit
Significant Accounting Policies [Line Items]
Net sales Percentage	36.00%	38.80%	40.40%
Consolidated Net Sales | Industry and Others Business Unit
Significant Accounting Policies [Line Items]
Net sales Percentage	10.70%	10.00%	11.70%
Consolidated Net Sales | Intersegment Eliminations
Significant Accounting Policies [Line Items]
Net sales Percentage	2.50%	2.40%	2.60%
Consolidated Net Sales | Hewlett Packard Company
Significant Accounting Policies [Line Items]
Net sales Percentage	17.40%	17.60%	17.00%
Foreign Country
Significant Accounting Policies [Line Items]
Number of manufacturing plants	18
Foreign Country | Consolidated Net Sales
Significant Accounting Policies [Line Items]
Net sales Percentage	80.60%	80.80%	79.30%
JAPAN
Significant Accounting Policies [Line Items]
Number of manufacturing plants	28
Americas | Consolidated Net Sales
Significant Accounting Policies [Line Items]
Net sales Percentage	27.80%	28.40%	27.00%
Europe | Consolidated Net Sales
Significant Accounting Policies [Line Items]
Net sales Percentage	29.30%	30.10%	29.10%
Asia and Oceania | Consolidated Net Sales
Significant Accounting Policies [Line Items]
Net sales Percentage	23.50%	22.30%	23.20%